Income Taxes	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 17 – Income Taxes:

The Company has incurred losses since inception, which have generated net operating loss (“NOL”) carryforwards. The NOL carryforwards arise from both United States and Canadian sources. Pre-tax gain or (loss) arising from domestic operations (United States) were $(9,179,902) and $(11,006,793) for the three months ended October 31, 2019 and the year ended July 31, 2019, respectively. Pre-tax (losses) arising from foreign operations (Canada) were $(10,963) and $(326,461) for the three months ended October 31, 2019 and the year ended July 31, 2019, respectively.

As of October 31, 2019, the Company has NOL carryforwards in Generex Biotechnology Corporation of approximately $214 million , of which $196 million will expire in 2020 through 2038, and $17.7 million will not expire. The non-expiring portion is limited to 80% of the current year taxable income of the respective entity. Generex Pharmaceuticals Inc. has NOL carryforwards of approximately $34.3 million, which expire in 2025 through 2040. Antigen Express, Inc. has NOL carryforwards of approximately $36.2 which will expire in 2020 through 2038. Regentys Corporation has NOL carryforwards of approximately $6.1 million, of which $4.9 million will expire in 2033 through 2038. Olaregen Therapeutics, Inc. has NOL carryforwards of $1.3 million which will not expire. Veneto has NOL carryforwards of $8.7 million which will not expire. Some of these loss carryforwards are subject to limitation due to the acquisition of Regentys, Olaregen and Antigen and may be limited in future years due to certain structural ownership changes which have occurred over the last several years related to the Company’s equity and convertible debenture financing transactions.

As of October 31, 2019, the Company had no tax benefits which have not been fully allowed for, and no adjustment to its financial position, results of operations or cash flows was required. The Company has deferred tax assets of over $70 million with a full allowance equally to the to the amount of the deferred tax asset. The Company does not expect that unrecognized tax benefits will increase within the next twelve months. During the period ended October 31, 2019, the Company acquired certain assets of MediSource Partners, LLC and Pantheon Medical. The assets are included within Generex Biotechnology Corporation.

The Company records interest and penalties related to tax matters within other expense on the accompanying consolidated statement of operations. These amounts are not material to the consolidated financial statements for the years presented. Generally, tax years 2016 to 2019 remain open to examination by the Internal Revenue Agency or other tax jurisdictions to which the Company is subject. The Company’s Canadian tax returns are subject to examination by federal and provincial taxing authorities in Canada. Generally, tax years 2011 to 2019 remain open to examination by the Canada Revenue Agency or other tax jurisdictions to which the Company is subject.

Note 10 – Income Taxes:

The Company has incurred losses since inception, which have generated net operating loss (“NOL”) carryforwards. The NOL carryforwards arise from both United States and Canadian sources. Pre-tax gain or (loss) arising from domestic operations (United States) were ($11,006,793) and $35,948,698 for the years ended July 31, 2019 and 2018, respectively. Pre-tax (losses) arising from foreign operations (Canada) were $(326,461) and $(150,394) for the years ended July 31, 2019 and 2018, respectively.

As of July 31, 2019, the Company has NOL carryforwards in Generex Biotechnology Corporation of approximately $196.2 million, which expire in 2020 through 2038, and $13.7 million will not expire. The non-expiring portion is limited to 80% of the current year taxable income of the respective entity. Generex Pharmaceuticals Inc. has NOL carryforwards of approximately $34.4 million, which expire in 2024 through 2039. Antigen Express, Inc. has NOL carryforwards of approximately $36.2 million which expire in 2020 through 2038. Regentys Corporation has NOL carryforwards of approximately $6.0 million of which $5.0 million will expire 2033 through 2039. Olaregen Therapeutics, Inc. has NOL carryforwards of $1.1 million of which $1.1 million will not expire. Veneto has NOL carryforwards of $8.4 million which will not expire. Some of these loss carryforwards are subject to limitation due to the acquisition of Regentys, Olaregen and Antigen and may be limited in future years due to certain structural ownership changes which have occurred over the last several years related to the Company’s equity and convertible debenture financing transactions.

For the years ended July 31, 2019 and 2018, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and other temporary differences for which no benefit was recorded.

Deferred income taxes consist of the following:

	July 31,
	2019	2018
Net operating loss carryforwards	$64,308,679	$59,296,530
Other temporary differences	1,812,190	(102,273)
Intangible assets	2,173,419	2,518,572
Total Deferred Tax Assets	68,294,288	61,712,829
Valuation Allowance	(68,294,288)	(61,712,829)
Deferred Tax Liabilities
Intangible assets	(—)	(—)
Other temporary differences	—	—
Total Deferred Tax Liabilities	—	—
Net Deferred Income Taxes	$—	$—

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2019 and 2018 is as follows:

	July 31,
	2019	2018
Federal statutory rate	(21.0)%	(26.5)%
Increase (decrease) in income taxes resulting from:
Change in fair value of purchase consideration	(40.2)	28.5
Expiration of net operating loss carryforward	9.9	—
Other	2.4	0.9
Tax rate change	—	(88.7)
Change in valuation allowance	48.9	85.8
Effective tax rate	—%	—%

On December 22, 2017, the Tax Cuts and Jobs Act (“The Act”), was signed into law by President Trump. The Act includes a number of provisions, including the lowering of the U.S. corporate tax rate from 34 percent to 21 percent, effective January 1, 2018 and the establishment of a territorial-style system for taxing foreign-source income of domestic multinational corporations. In December 2017, the SEC issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Act (“SAB118”), which allows us to record provisional amounts during a measurement period not to extend beyond one year of the enactment. The Company remeasured its deferred tax assets and liabilities as of July 31, 2018, applying the reduced corporate income tax rate and recorded a provisional decrease to the deferred tax assets of $31,876,520, with a corresponding adjustment to the valuation allowance. In the fourth quarter of fiscal year ended July 31, 2019, we completed our analysis to determine the effect of the Tax Act and there were no material adjustments as of July 31, 2019.

As of July 31, 2019, the Company had no tax benefits which have not been fully allowed for, and no adjustment to its financial position, results of operations or cash flows was required. The Company does not expect that unrecognized tax benefits will increase within the next twelve months. The Company records interest and penalties related to tax matters within other expense on the accompanying consolidated statement of operations. These amounts are not material to the consolidated financial statements for the years presented. Generally, tax years 2016 to 2019 remain open to examination by the Internal Revenue Agency or other tax jurisdictions to which the Company is subject. The Company’s Canadian tax returns are subject to examination by federal and provincial taxing authorities in Canada. Generally, tax years 2011 to 2019 remain open to examination by the Canada Revenue Agency or other tax jurisdictions to which the Company is subject.